Redeemable Convertible Preferred Shares and Convertible Loan	12 Months Ended
Dec. 31, 2011
Redeemable Convertible Preferred Shares and Convertible Loan

10. Redeemable Convertible Preferred Shares and Convertible Loan

Redeemable Convertible Preferred Shares and Convertible Loan

In January 2006, the Company issued 6,000,000 Series A Preferred Shares for an aggregate purchase price of US$ 499,980 (RMB 3,977,591) or US$ 0.083 per Series A Preferred Share.

In May 2006, the Company issued 11,333,340 Series B Redeemable Convertible Preferred Shares (“Series B Preferred Shares”) for an aggregate purchase price of US$ 8,499,985 (RMB 67,621,631) or US$ 0.75 per Series B Preferred Share and incurred direct equity issuance costs of RMB 652,612.

In April 2007, the Company issued 13,781,800 Series C Redeemable Convertible Preferred Shares (“Series C Preferred Shares”) for an aggregate purchase price of US$ 19,000,000 (RMB 146,349,600) or US$ 1.379 per Series C Preferred Share and incurred direct equity issuance costs of RMB 552,526.

In March 2008, the Company issued 21,671,117 Series D Redeemable Convertible Preferred Shares (“Series D Preferred Shares”) for an aggregate purchase price of US$ 56,800,000 (RMB 394,260,668) or US$ 2.621 per Series D Preferred Share and incurred direct equity issuance costs of RMB 928,212.

In April 2010, the Company entered into an agreement with several institutional investors and issued a convertible loan (the “Convertible Loan”) for an aggregated amount of US$15 million (RMB 102,394,500). The Convertible Loan expired on January 30, 2012 and carried an interest of 10% per annum starting from January 31, 2011. According to the agreement, if the Company can complete the issuance of Series E Redeemable Convertible Preferred Shares (“Series E Preferred Shares”) before December 31, 2010, the convertible loan shall be automatically converted into the Series E Preferred Shares with the conversion price equal to the issuance price of Series E Preferred Shares. However, if the Company cannot complete the issuance of Series E Preferred Shares before December 31, 2010, upon the exercise of the conversion option by the investors, the convertible loan shall be converted to the Series D Preferred Shares at the conversion price mutually agreed by the Company and the investors then. The investors can require the Company to repay the Convertible Loan or the Company can repay it any time after January 30, 2011 if the conversion option has not been exercised.

In connection with the issuance of the Convertible Loan, the Company also issued 2,769,264 warrants to the respective holders of the Convertible Loan to purchase up to US$ 7.5 million Series E Preferred Shares, with an initial exercise price at the original issue price of the Series E Preferred Shares. The warrants have an exercise period ending on the earlier of (a) the fifth anniversary of the issuance date and (b) the closing of Qualified IPO.

In July 2010, the Company issued 18,461,767 Series E Preferred Shares for an aggregate purchase price of US$ 50,000,000 or US$ 2.7083 per Series E Preferred Share, including 5,538,531 Series E Preferred Shares issued through conversion of the Convertible Loan afore-mentioned for an aggregated conversion price of US$ 15 million, or share conversion price of US$ 2.7083.

In connection with the issuance of the Series E Preferred Shares, the Company also issued 6,461,614 warrants to the Series E Preferred Shareholder (other than the holders of the Convertible Loan) to purchase up to US$ 17.5 million Series E Preferred Shares, with an initial exercise price at the original issue price of the Series E Preferred Shares. The warrants have an exercise period ending on the earlier of (a) the fifth anniversary of the issuance date and (b) the closing of Qualified IPO. As of December 31, 2010, there were 9,230,878 warrants issued and outstanding, and in November 2010, the Company received the exercise notice from all the holders of the warrants as follows:

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Holders of warrants to purchase 9,083,185 Series E preferred shares (further convertible into equivalent number of ordinary shares) with the aggregated exercise price of US$ 24.6 million agreed to exercise the warrants immediately prior to the closing of Qualified IPO.

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Holders of warrants to purchase 147,693 Series E preferred shares (further convertible into equivalent number of ordinary shares) with the aggregated exercise price of US$ 0.4 million agreed to exercise the warrants i) immediately prior to the closing of Qualified IPO and ii) if and only if the per share price at which ordinary shares are sold in the Qualified IPO equals or exceeds the exercise price of the warrants.

As of December 31, 2010, the Series A, B, C, D and E Preferred Shares (collectively the “Preferred Shares”) are comprised of the following:

Series	Issuance Date	Shares Issued and Outstanding	Issue Price Per Share	Proceeds from issuance, net of issuance costs	Carrying amount
			US$	US$	RMB
A	January, 2006	6,000,000	0.083	499,980	3,977,591
B	May, 2006	11,333,340	0.750	8,417,952	66,969,019
C	April, 2007	13,781,800	1.379	18,928,295	145,797,074
D	March, 2008	21,671,117	2.621	56,666,275	393,332,456
E	July, 2010	18,461,767	2.708	49,880,000	338,828,580

		71,248,024

Upon completion of the initial public offering of the Company in August 2011, Series A, B, C, D and E Preferred Shares automatically converted into 69,914,684 Class B ordinary shares. In addition, all warrants were exercised to 9,230,878 Series E Preferred Shares on the date when the Company consummated its initial public offering with the conversion price of US$ 2.7083, for a total cash consideration of US$ 25 million (RMB160,423,540), the Series E Preferred Shares as the result of the exercise of the warrants were also automatically converted into 9,230,878 Class B ordinary shares.

All Series Preferred Shares had a par value of US$ 0.0001 per share. The rights, preferences and privileges of the Preferred Shares were follows:

Conversion

Each preferred share was convertible, at the option of the holder, at any time after the date of issuance of such preferred shares into such number of ordinary shares according to a conversion ratio determined by dividing the original issuance price by the applicable conversion price, and was subject to adjustments for dilution as follows:

•	Additional ordinary shares issued at a price lower than the effective conversion price;

•	Dividends on and distribution of ordinary shares;

•	Combination or reclassification of ordinary shares;

•	Receipt of any distribution payable in securities of the Company other than ordinary shares;

•	Ordinary shares issuable upon conversion changed into the same or different number of shares of any other classes;

•	Recapitalization, exchange or substitution of the ordinary shares;

•	Subdivision of Preferred Shares

Each share of Series A, Series C, Series D and Series E Preferred Share was convertible into one ordinary share. The conversion price of Series B Preferred Share was initially equal to US$ 0.75, per the agreement and was subsequently adjusted to US$0.85 as the Company met the agreed criteria relating to the actual number of IP visitors to the website of the Company following the 2006 year end. Thereafter, due to the change in conversion price to US$0.85 as compared with the issue price of US$0.75, each share of Series B Preferred Share is convertible into 0.88 ordinary share.

Each preferred share was automatically convertible into the number of shares of ordinary share into which such shares are convertible upon the earlier of any of the following events: (i) affirmative vote or written consent of the holders of two-thirds of the preferred shares then outstanding, voting together as a single class, or (ii) the closing of a first firm commitment underwritten Qualified IPO. The Qualified IPO was defined as an effective registration statement under the U.S. Securities Act of 1933, as amended, covering the offer and sale of ordinary shares to the public with gross cash proceeds to the Company in respect of all such ordinary shares so offered of at least US$80 million, representing a pre-money market valuation of the Company of at least US$450 million.

As of December 31, 2010, the Company had reserved 69,914,684 ordinary shares, respectively for the conversion of the preferred shares based on the respective conversion ratio of each series.

Redemption

Beginning on or after twenty four months following the issuance of the Series E Preferred Shares, the preferred shares were redeemable as follows:

a)	Upon request by holders of at least two-thirds (2/3) of the then outstanding fully-paid Preferred Shares (voting together on an as-converted basis), the Company shall redeem all, but not less than all, of the then outstanding fully-paid Preferred Shares, by paying a redemption price as defined below.

b)	Upon request by holders of not less than 50% of then outstanding Series E Preferred Shares, the Company shall redeem all of the outstanding Series E Preferred Shares. Holders of at least fifty percent 50% of the Series D Preferred Shares, holders of at least fifty percent 50% of the Series C Preferred Shares, holders of at least 50% of the then outstanding Series B Preferred Shares and/or holders of at least 50% of the Series A Preferred Shares, each voting separately as separate classes, shall have the right to request the Company to redeem all of the Series D Preferred Shares, Series C Preferred Shares and/or the Series B Preferred Shares and/or the Series A Preferred Shares, together with the fully-paid Series E Preferred Shares, by paying a redemption price as defined below. If the assets and funds distributed among the holders are insufficient to permit the payment of the full preferential amounts, then the holders of Series D Preferred Shares shall be entitled to be paid first out of the assets of the Company available for distribution, prior and in preference to any payment on all other series of preferred shares and ordinary shares, followed in sequence by Series C Preferred Shares, Series B Preferred Shares and Series A Preferred Shares.

The redemption price should be equal to:

a)	With respect to the Series A Preferred Shares, the Original Purchase Price x (1.25)^N plus all declared but unpaid dividends, “N” means a fraction the numerator of which is the number of calendar days from the date on which the first Series A Preferred Share was issued up to and including the date on which such Series A Preferred Shares are redeemed and the denominator of which is 365.

b)	With respect to the Series B, C and D Preferred Shares, the Original Purchase Price plus all declared but unpaid dividends.

c)	With respect to the Series E Preferred Shares, the 150% Original Purchase Price, plus all any declared but unpaid dividends.

Due to its redemption features described above, the Company classified the Preferred Shares in the mezzanine section of the consolidated balance sheets in accordance with ASC 480-10-S99. In addition, the carrying value of the preferred shares was adjusted for accretion and the translation difference with a corresponding adjustment to accumulated deficits.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of preferred shares shall be entitled to receive an amount per share equal to 150% to 200% of the original purchase price plus all dividends accrued, or declared and unpaid. If the assets and funds distributed among the holders are insufficient to permit the payment of the full preferential amounts, then the holders of Series E Preferred Shares shall be entitled to be paid first out of the assets of the Company available for distribution among the Shareholders, prior and in preference to any payment on all other series of preferred shares and ordinary shares, followed in sequence by Series D Preferred Shares, Series C Preferred Shares, Series B Preferred Shares, Series A Preferred Shares and ordinary shares. After payment of the full amounts from above, the remaining assets of the Company available for distribution shall be distributed ratably among the holders of preferred shares and ordinary shares in proportion to the number of outstanding shares held by each such holder on an as converted basis.

Dividends

No dividends shall be declared or paid to any holders of the preferred or ordinary share unless approved unanimously by Board of Directors. Holders of the preferred shares are entitled to participate in dividends on an as converted basis with the ordinary shares when and if declared by the Board of Directors. No dividends on preferred and ordinary shares have been declared since the inception through December 31, 2011.

Voting Rights

The holder of each Preferred Share shall be entitled to the number of votes equal to the number of Ordinary Share into which such Preferred Share could be converted at the record date for determination of the members entitled to vote on such matter, or, if no such record date is established, at the date such vote is taken or any written consent of members is solicited. The Preferred Shareholders shall vote together with ordinary shareholders, and not as a separate class or series.

Following the application of ASC 480 and ASC 815-40-25, the warrants issued to the Series E Preferred Shareholders (including the warrants issued with the Convertible Loan) are classified as liability. The proceeds from the issuance of the Convertible Loan and warrants are first allocated to the warrants based upon the fair value of the warrants being the amount of RMB10,966,998 and the residual amount of proceeds with amount of RMB91,427,502 are allocated to the Convertible Loan. The carrying amount of the Convertible Loan is accreted to the full repayment amount at the earliest repayment date. The accreted interest was recorded as interest expense over the period. The Convertible loan was converted to Series E Preferred Shares in July, 2010. For the year ended December 31, 2010, the interest expense from the accretion was RMB10,249,998, net of the foreign exchange gain of RMB718,000 resulting from the fluctuation of the foreign currency exchange rates from the date of issuance of the Convertible Loan to the date of its conversion. The proceeds from the issuance of the Series E Preferred Shares and warrants are also first allocated to the warrants based upon the fair value of the warrants being the amount of RMB18,392,553 and the residual amount of proceeds with amount of RMB218,041,527 are allocated to the Series E Preferred Shares.

In accordance with ASC 480-10-S99-3A, and consistent with the accounting for Series A, B, C and D preferred shares, the carrying value of the Series E preferred shares was adjusted for accretion to the redemption price over the period from the date of issuance to the first possible redemption date (which is twenty four months from its issuance date) using the interest method and the translation difference with a corresponding adjustment to accumulated deficits. The warrants were carried subsequently at fair value and the changes in the fair value on each balance sheet dates are recognized separately in the consolidated statements of operations. The losses arising from changes in the fair values of the warrants were RMB124,680,060 and RMB113,732,565 in the year ended December 31, 2010 and 2011, respectively.

Prior to its initial public offering in August 2011, when determining the fair value of the warrants, the Company applied the Black-Scholes option pricing model with the following assumptions.

	April 15, 2010	July 28, 2010	December 31, 2010

Expected volatility (%)	42	31	37
Expected dividend yield (%)	—	—	—
Expected term (years)	1.61	1.31	0.50
Risk-free interest rate (per annum) (%)	1.55	1.54	1.11

•

Expected volatility was estimated based on average annualized standard deviation of the share price of comparable listed companies and applied certain discount for a period equal to the expected term preceding the valuation date.

•	Expected dividends are considered as zero because the Company has no history or expectation of paying dividends on its ordinary shares.
•

The expected term was determined based on the expected timing of completion of the IPO since the warrants have an exercise period ending on the earlier of (a) the fifth anniversary of the issuance date and (b) the closing of Qualified IPO.

•	Risk-free interest rates are based on the derived market yield of the US$ denominated Chinese government bonds for the term approximating the expected life of the warrants at the time of valuation.

Upon the initial public offering, the Company measured the fair value of the warrants before their exercise using IPO price of US$ 7.25 per ordinary share with its exercise price of US$ 2.7083 per ordinary share.

The Company assessed the beneficial conversion feature attributable to the Convertible Loan in accordance with ASC 470-20 and determined that at the commitment date, there was a contingent beneficial conversion feature with amount of RMB 10,966,998 which was recognized as beneficial conversion charge expense in the consolidated statements of operations upon the automatic conversion of Convertible Loan upon issuance of Series E Preferred Shares. There was no beneficial conversion feature recorded for Series E preferred shares.